Document and Entity Information	6 Months Ended
May 31, 2018
Document And Entity Information
Entity Registrant Name	Empire Post Media, Inc.
Entity Central Index Key	0001478682
Document Type	10-12G
Document Period End Date	May 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company